Expense Example	Eaton Vance California Municipal Opportunities Fund Class A 1 Year	Eaton Vance California Municipal Opportunities Fund Class A 3 Years	Eaton Vance California Municipal Opportunities Fund Class A 5 Years	Eaton Vance California Municipal Opportunities Fund Class A 10 Years	Eaton Vance California Municipal Opportunities Fund Class C 1 Year	Eaton Vance California Municipal Opportunities Fund Class C 3 Years	Eaton Vance California Municipal Opportunities Fund Class C 5 Years	Eaton Vance California Municipal Opportunities Fund Class C 10 Years	Eaton Vance California Municipal Opportunities Fund Class I 1 Year	Eaton Vance California Municipal Opportunities Fund Class I 3 Years	Eaton Vance California Municipal Opportunities Fund Class I 5 Years	Eaton Vance California Municipal Opportunities Fund Class I 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class A 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class C 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class I 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 10 Years	Eaton Vance National Municipal Income Fund Class A 1 Year	Eaton Vance National Municipal Income Fund Class A 3 Years	Eaton Vance National Municipal Income Fund Class A 5 Years	Eaton Vance National Municipal Income Fund Class A 10 Years	Eaton Vance National Municipal Income Fund Class C 1 Year	Eaton Vance National Municipal Income Fund Class C 3 Years	Eaton Vance National Municipal Income Fund Class C 5 Years	Eaton Vance National Municipal Income Fund Class C 10 Years	Eaton Vance National Municipal Income Fund Class I 1 Year	Eaton Vance National Municipal Income Fund Class I 3 Years	Eaton Vance National Municipal Income Fund Class I 5 Years	Eaton Vance National Municipal Income Fund Class I 10 Years	Eaton Vance New York Municipal Income Fund Class A 1 Year	Eaton Vance New York Municipal Income Fund Class A 3 Years	Eaton Vance New York Municipal Income Fund Class A 5 Years	Eaton Vance New York Municipal Income Fund Class A 10 Years	Eaton Vance New York Municipal Income Fund Class C 1 Year	Eaton Vance New York Municipal Income Fund Class C 3 Years	Eaton Vance New York Municipal Income Fund Class C 5 Years	Eaton Vance New York Municipal Income Fund Class C 10 Years	Eaton Vance New York Municipal Income Fund Class I 1 Year	Eaton Vance New York Municipal Income Fund Class I 3 Years	Eaton Vance New York Municipal Income Fund Class I 5 Years	Eaton Vance New York Municipal Income Fund Class I 10 Years	Eaton Vance Ohio Municipal Income Fund Class A 1 Year	Eaton Vance Ohio Municipal Income Fund Class A 3 Years	Eaton Vance Ohio Municipal Income Fund Class A 5 Years	Eaton Vance Ohio Municipal Income Fund Class A 10 Years	Eaton Vance Ohio Municipal Income Fund Class C 1 Year	Eaton Vance Ohio Municipal Income Fund Class C 3 Years	Eaton Vance Ohio Municipal Income Fund Class C 5 Years	Eaton Vance Ohio Municipal Income Fund Class C 10 Years	Eaton Vance Ohio Municipal Income Fund Class I 1 Year	Eaton Vance Ohio Municipal Income Fund Class I 3 Years	Eaton Vance Ohio Municipal Income Fund Class I 5 Years	Eaton Vance Ohio Municipal Income Fund Class I 10 Years
USD ($)	393	539	697	1,156	247	456	787	1,520	45	141	246	555	390	529	681	1,121	244	446	771	1,486	47	148	258	579	387	520	665	1,086	240	437	755	1,452	39	122	213	480	389	526	675	1,109	243	443	766	1,475	46	144	252	567	395	545	707	1,179	249	462	797	1,543	52	164	285	640